SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment of long-lived assets	$ 0	$ 0
Foreign currency loss	2,500
Warranty expense	$ 0	$ 100